Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38209
Entity Registrant Name	Despegar.com, Corp.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Avenida Jujuy 2013
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1247ABI
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	DESP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	66,056,445
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001703141
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2022
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Jujuy 2013
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1247ABI
City Area Code	54
Local Phone Number	11 5173-3702
Contact Personnel Name	Monica Alexandra Soares da Silva
Other Address
Document Information [Line Items]
City Area Code	54
Local Phone Number	11 5173-3702